Prepayment for BAOAN Acquisition	12 Months Ended
Dec. 31, 2012
Prepayment for BAOAN Acquisition
10.	PREPAYMENT FOR BAOAN ACQUISITION

In December 2012, the Company entered into an agreement with China BaoAn Group Co., Ltd. to acquire a property through the acquisition of the entire equity interests in three subsidiaries of China BaoAn Group Co., Ltd. that own and operate the property (the “BaoAn Acquisition”) for US$127,277 cash consideration. The property, currently used for offices, retail space and a hotel, is considered a business as defined in ASC 805, “Business Combination”. Accordingly, the BaoAn Acquisition will be accounted for as a business acquisition upon closing of the transaction. The Company intends to use the property as an office and a training center to support the Company’s business expansion in the eastern region of the PRC. All of the necessary regulatory approvals have been obtained and the BaoAn Acquisition has been completed as of March 31, 2013. As of December 31, 2012, an interest-free and non-refundable deposit of US$111,367 was paid to China BaoAn Group Co., Ltd. The remaining balance of US$15,910 was fully paid on January 10, 2013.